Contingent Consideration (Tables)	12 Months Ended
Jun. 30, 2025
Contingent Consideration [Abstract]
Schedule of Development Milestone Payments	Development Milestone Payments:
Milestones	Requirements	Payment to TRIMT
1.	Commencement of Phase 3 diagnostic clinical trial for (68Ga-TRIVEHEXIN) (Diagnostic)	US$	2m
2.	Any Marketing Approval in Japan, China, Hong Kong or the United States of (68Ga-TRIVEHEXIN) for diagnostic application (Diagnostic)	US$	3m
3.	Last patient Phase 1 (Therapeutic)	US$	5m
4.	First patient Phase 2 (Therapeutic)	US$	10m
5.	Last patient Phase 2 (Therapeutic)	US$	10m
6.	First patient Phase 3 (Therapeutic)	US$	15m
7.	Last patient Phase 3 (Therapeutic)	US$	15m
8.	Any Marketing Approval in the Territory other than in Australia (Therapeutic)	US$	30m
Milestones	Requirements	Payment to Diaprost
1.	The earlier of (i) first ethics approval, or (ii) notice of allowance of Investigational New Drug application (Therapeutic) or (iii) an equivalent of either of these that is sufficient to allow dosing in humans in any country in the Territory	US$	3m
2.	Last patient Phase 1	US$	5m
3.	First patient Phase 2	US$	11m
4.	Last patient Phase 2B	US$	12.5m
5.	First patient Pivotal Study	US$	15m
6.	Upon the dosing of the final patient in a Pivotal Study	US$	15m
7.	FDA submission	US$	7m
8.	FDA approval	US$	25m
9.	EMA approval	US$	10m
10.	PMDA approval	US$	5m
11.	Second indication, approval at first of FDA, EMA, PMDA	US$	10m
12.	Approval at first of FDA, EMA, PMDA for Diagnostic trials.	US$	5m
Milestones	Requirements	Payment to Nanomab
1.	IND allowance by the U.S. FDA or the EMA or the NMPA (for either the HER-2 or the TROP-2 Therapeutic)	US$	5m	*
2.	IND allowance by the U.S. FDA or the EMA or the NMPA (for the PKT-7 Therapeutic)	US$	0.5m	*
3.	First patient dosed in the first Phase 1 therapeutic clinical trial	US$	1m	*
4.	First patient dosed in the first Phase 2 therapeutic clinical trial	US$	2m	*
5.	First patient dosed in the first Phase 3 therapeutic clinical trial, or approval of a Licensed Product	US$	3m	*

*	Payment to be made in the form of ordinary shares in the company, based on the price of the 7 day VWAP prior to the announcement of the milestone on the ASX.
Milestones	Requirements	Payment to Nanomab
1.	IND submission to the U.S. FDA or the EMA or the NMPA for PDL-1 Therapeutic)	US$	0.5m	*
2.	First patient dosed in the first Phase 1 therapeutic clinical trial	US$	1m	*
3.	First patient dosed in the first Phase 2 therapeutic clinical trial	US$	2m	*
4.	First patient dosed in the first Phase 3 therapeutic clinical trial	US$	3m	*

*	Payment to be made in the form of ordinary shares in the company, based on the price of the 7 day (VWAP) prior to the announcement of the milestone on the ASX.
Milestones	Requirements	Payment to CRT
1.	Phase 1 clinical trial commencement limited to each of the 1st indication	£45k
2.	Phase 2 clinical trial commencement limited to each of the 1st 3 indications	£225k
3.	Phase 3 clinical trial commencement limited to each of the 1st 3 indications	£630k
4.	Grant of US Regulatory Approval	£900k
5.	Grant of EU (or UK) Regulatory Approval	£450k
6.	First commercial sale	£900k
7.	Aggregate Net Sales worldwide exceeding £10m	£630k
8.	Aggregate Net Sales worldwide exceeding £50m	£3.15m
Milestones	Requirements	Payment to CRT
1.	Clearing of IND in the US or any country in Territory	£90k
2.	Phase 1 clinical trial/pivotal study commencement, limited to each of the 1st indication	£225k
3.	Phase 2 clinical trial/pivotal study commencement, limited to each of the 1st 3 indications	£630k
4.	Phase 3 clinical trial/pivotal study commencement, limited to each of the 1st 3 indications	£1.8m
5.	Grant of US Regulatory Approval	£3.6m
6.	Grant of MA in the EU (or UK)	£1.8m
7.	First commercial sale	£4.5m
8.	Aggregate Net Sales worldwide exceeding £100m	£2.7m
9.	Aggregate Net Sales worldwide exceeding £500m	£13.5m
Milestones	Requirements	Payment to NeoIndicate
1.	eIND or IND Diagnostic approval	US$	75k
2.	First dose of Diagnostic in Phase I anywhere in world	US$	75k
3.	First dose of Diagnostic in Phase II anywhere in world	US$	150k
4.	First dose of Diagnostic in Phase III anywhere in world	US$	300k
5.	US FDA Regulatory Approval Diagnostic	US$	1m
6.	Outside of US Regulatory Approval Diagnostic	US$	0.5m
7.	Upon first reaching cumulative aggregate gross sales of $25M Diagnostic	US$	0.75m
8.	Upon first reaching cumulative aggregate gross sales of $100M Diagnostic	US$	3m
9.	Upon first reaching cumulative aggregate gross sales of US$250M Diagnostic	US$	7.5m
10.	Upon first reaching cumulative aggregate gross sales of US$500M Diagnostic	US$	15m
11.	Upon first reaching cumulative aggregate gross sales of US$1 Billion Diagnostic	US$	30m
12.	Upon first reaching cumulative aggregate gross sales of US$2 Billion Diagnostic	US$	60m
Milestones	Requirements	Payment to NeoIndicate
1.	eIND or IND approval of therapeutic	US$	100k
2.	First dosing Therapeutic of patients in Phase I anywhere in world	US$	100k
3.	First dosing Therapeutic of patients in Phase II anywhere in world	US$	200k
4.	First dosing Therapeutic of patients in Phase III anywhere in world	US$	0.5m
5.	US FDA Approval Therapeutic	US$	2m
6.	Outside of US Regulatory Approval Therapeutic	US$	1m
7.	Upon first reaching cumulative aggregate gross sales of $25M Therapeutic	US$	1m
8.	Upon first reaching cumulative aggregate gross sales of $100M Therapeutic	US$	5m
9.	Upon first reaching cumulative aggregate gross sales of $250M Therapeutic	US$	10m
10.	Upon first reaching cumulative aggregate gross sales of US$500M Therapeutic	US$	20m
11.	Upon first reaching cumulative aggregate gross sales of US$1 Billion Therapeutic	US$	5m
12.	Upon first reaching cumulative aggregate gross sales of US$2 Billion Therapeutic	US$	10m
Event	Requirements	Payment to MD Anderson for Licenced products that target B7-H3 and/or are covered by B7-H3 patent rights		Payment to MD Anderson for any other licenced product
1	Initiation of Phase I Clinical Trial of a Licensed Product	US$	75k	US$	50k
2	Initiation of Phase II Clinical Trial of a Licensed Product	US$	275k	US$	200k
3	Initiation of Phase III Clinical Trial of a Licensed Product	US$	525k	US$	400k
4	Filing of BLA (or equivalent in a non-US jurisdiction) for a Licensed Product	US$	850k	US$	750k
5	Regulatory Approval of a BLA for a Licensed Product by the FDA	US$	5.15m	US$	5.00m
6	Regulatory Approval of a BLA (or equivalent in a non-US jurisdiction) for a Licensed Product by the European Union equivalent of the FDA	US$	4.00m	US$	3.00m
7	Regulatory Approval of a BLA (or equivalent in a non-US jurisdiction) for a Licensed Product by the Japanese equivalent of the FDA	US$	3.50m	US$	2.50m
8	Regulatory Approval of a BLA (or equivalent in a non-US jurisdiction) for a Licensed Product by the Chinese equivalent of the FDA	US$	3.50m	US$	2.50m
Event	Requirements	Payment
1.	FDA IND allowance for a therapeutic product	US$	2.3m	*

*	Payment to be made in the form of ordinary shares in the company, based on the price of the 7 day (VWAP) prior to the announcement of the milestone on the ASX.

Schedule of Commercialization Payments

The group is obliged to pay MD Anderson the commercialization payments set forth below according to the following, schedule:

Commercialization Event	Commercialization Payment
Upon total worldwide Net Sales of all Licensed Products exceeding $250,000,000	$5,000,000
Upon total worldwide Net Sales of all Licensed Products exceeding $500,000,000	$10,000,000
Upon total worldwide Net Sales of all Licensed Products exceeding $1,000,000,000	$25,000,000